GuidePath® Multi-Asset Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.92%
	Domestic Equity Funds - 34.11%
41,053	BlackRock High Equity Income Fund - Institutional Shares	$1,144,965
205,001	Global X U.S. Preferred ETF (a)	3,977,019
34,708	iShares Select Dividend ETF	4,068,472
73,121	Schwab U.S. Dividend Equity ETF (a)	5,566,703
77,891	SPDR Portfolio S&P 500 High Dividend ETF (a)	3,052,548
46,820	Vanguard High Dividend Yield ETF (a)	5,226,516
1,162	Vanguard S&P 500 ETF	507,562
65,612	WisdomTree U.S. SmallCap Dividend Fund (a)	2,110,738
59,616	WisdomTree U.S. LargeCap Dividend Fund	3,957,310
		29,611,833
	Domestic Fixed Income Funds - 35.79%
101,895	iShares 0-5 Year High Yield Corporate Bond ETF (a)	4,302,006
49,758	iShares Broad USD Investment Grade Corporate Bond ETF	2,550,595
36,673	iShares Convertible Bond ETF (a)	2,882,130
8,169	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	903,982
11,230	Schwab U.S. TIPS ETF	586,206
13,212	SPDR Portfolio Aggregate Bond ETF (a)	338,756
48,767	SPDR Portfolio Long Term Corporate Bond ETF (a)	1,160,167
31,731	SPDR Portfolio Short Term Treasury ETF	921,786
85,773	T Rowe Price Institutional Floating Rate Fund - Institutional Shares	811,408
1,591,839	Vanguard High-Yield Corporate Fund - Admiral Shares	8,627,768
8,121	Vanguard Intermediate-Term Treasury ETF (a)	481,738
34,788	Vanguard Long-Term Treasury ETF (a)	2,140,506
48,744	Vanguard Mortgage-Backed Securities ETF (a)	2,259,772
61,807	WisdomTree Floating Rate Treasury Fund (a)	3,105,184
		31,072,004
	Emerging Markets Equity Funds - 6.16%
201,957	iShares Emerging Markets Dividend ETF	5,349,841

	Emerging Markets Fixed Income Funds - 1.91%
25,992	Vanguard Emerging Markets Government Bond ETF	1,656,990

	International Equity Funds - 11.67%
13,457	iShares International Dividend Growth ETF (a)	868,918
152,230	iShares International Select Dividend ETF	4,260,917
43,633	SPDR S&P Global Dividend ETF	2,638,488
66,493	SPDR S&P International Dividend ETF	2,363,826
		10,132,149
	Multi-Asset Funds - 4.85%
179,735	Loomis Sayles Global Allocation Fund - Class Y	4,214,783
	Opportunistic Fixed Income Funds - 1.93%
58,863	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	555,668
42,261	iShares Fallen Angels USD Bond ETF	1,115,690
		1,671,358
	Real Estate Funds - 2.50%
24,602	Vanguard Real Estate ETF (a)	2,173,833
	Total Investment Companies (Cost $75,047,457)	85,882,791
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 34.18%
29,674,572	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (b)	29,674,572
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $29,674,572)	29,674,572

	Total Investments (Cost $104,722,030) - 133.10%	115,557,363
	Liabilities in Excess of Other Assets - (33.10)%	(28,736,174)
	TOTAL NET ASSETS - 100.00%	$86,821,189

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2023.